Short term investments	12 Months Ended
Dec. 31, 2018
Short-term investment [Abstract]
Short term investments
Short term investments
Upon adoption of IFRS 9, the Company determined that its business model for managing short term investments is to hold the investments for cash flow collection and this is congruent with the classification of financial assets held at amortized cost outlined in IFRS 9. As a result, on January 1, 2018, the Company has reclassified short term investments originally held as available for sale at December 31, 2017 to short term investments held at amortized cost without restating comparative information. For further information regarding the adoption of IFRS 9 see note 3.
The Company's classification of short term investments is as noted below:

	Amortized Cost	Fair Value	Fair Value
	2018 $	2018 $	2017 $
Amortized cost
Canadian Government Bond	3,912	3,902	—
Bank of Nova Scotia Treasury Note	3,977	3,955	—
Available for sale (fair value)
Canadian Government Bond	—	—	3,888
Bank of Nova Scotia Treasury Note	—	—	3,945
	7,889	7,856	7,833

The average duration of the interest-bearing securities is 1.69 years and the average yield to maturity is 1.64%.
For the year ended December 31, 2017 short term investments held at fair value were classified as Level 2 in the fair value hierarchy and the fair value was determined by using quoted market prices.